Employee Compensation and Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Wages, salaries and bonuses	$ 181,957	$ 184,225
Share-based compensation	2,957	3,077
Total employee compensation and benefit expenses	184,914	187,302
Less: Expensed within General and Administrative expenses	(13,919)	(14,023)
Less: Expensed within Exploration expenses	(3,116)	(4,170)
Employee compensation and benefits expenses included in production costs	$ 167,879	$ 169,109